Above market acquired charters - Carrying Value (Table) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Jun. 30, 2012 M/V Cape Agamemnon	Dec. 31, 2011 M/V Cape Agamemnon	Jun. 30, 2012 M/T Assos	Dec. 31, 2011 M/T Assos	Aug. 16, 2010 M/T Assos
Acquired Finite Lived Intangible Assets [Line Items]
Carrying amount, beginning of period	$ 51,124	$ 8,062	$ 8,062	$ 45,543	$ 0	$ 5,581	$ 8,062	$ 9,000
Acquisition			48,551		48,551
Amortization	(3,909)	(1,538)	(5,489)	(2,672)	(3,008)	(1,237)	(2,481)
Carrying amount, end of period	$ 47,215		$ 51,124	$ 42,871	$ 45,543	$ 4,344	$ 5,581	$ 9,000